Income taxes (Details 1) - Exascale Labs Inc [Member] - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets
Net operating loss carry forward	$ 2,679,040	$ 1,652,998
R&D expense super deduction	322,388
Bad provision	7,985
Total deferred tax assets	3,009,413	1,652,998
Less: valuation allowance	(3,009,413)	(1,652,998)	$ (748,679)
Total deferred tax assets, net